Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

The Company estimates the fair value of financial instruments using available market information and valuation methodologies the Company believes to be appropriate for these purposes. Considerable judgment and a high degree of subjectivity are involved in developing these estimates and, accordingly, they are not necessarily indicative of amounts the Company would realize upon disposition.

The fair value hierarchy consists of three broad levels of inputs that may be used to measure fair value, which are described below:

●	Level 1 Quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and
●	Level 3 Assets or liabilities for which fair value is based on valuation models with significant unobservable pricing inputs and which result in the use of management estimates.

The Company accounts for certain warrants (as described under the heading Common Stock Warrants in Note 10) as derivative liabilities, which requires the Company to carry such amounts on its condensed consolidated balance sheets as a liability at fair value, as adjusted at each reporting period-end. The Company accounted for the embedded conversion features of the 12% senior convertible debentures (the “12% Convertible Debentures”) as derivative liabilities, which required the Company to carry such amounts on its condensed consolidated balance sheets as a liability at fair value, as adjusted at each reporting period-end. As of December 31, 2020, there was no longer any principal or accrued but unpaid interest outstanding under the 12% Convertible Debentures since certain holders converted the debt into shares of the Company’s common stock and certain holders were paid in cash.

These warrants and the embedded conversion features are classified as Level 3 within the fair-value hierarchy. Inputs to the valuation model include the Company’s publicly quoted stock price, the stock volatility, the risk-free interest rate, the remaining life of the warrants, notes and debentures, the exercise price or conversion price, and the dividend rate. The Company uses the closing stock price of its common stock over an appropriate period of time to compute stock volatility.

Warrant Derivative Liabilities

The following table presents the assumptions used for the warrant derivative liabilities under the Black-Scholes option-pricing model:

	As of June 30, 2021		As of December 31, 2020
	Strome Warrants	B. Riley Warrants	Strome Warrants	B. Riley Warrants
Expected life	1.96	4.30	2.45	4.79
Risk-free interest rate	0.25%	0.67%	0.13%	0.36%
Volatility factor	147.10%	134.44%	150.55%	140.95%
Dividend rate	0%	0%	0%	0%
Transaction date closing market price	$0.78	$0.78	$0.60	$0.60
Exercise price	$0.50	$1.00	$0.50	$1.00

The following table represents the carrying amounts and change in valuation for the Company’s warrants accounted for as a derivative liability and classified within Level 3 of the fair-value hierarchy:

	As of and for the Six Months Ended June 30, 2021			As of and for the Six Months Ended June 30, 2020
	Carry Amount at Beginning of Period	Change in Valuation	Carrying Amount at End of Period	Carry Amount at Beginning of Period	Change in Valuation	Carrying Amount at End of Period
Strome Warrants	$704,707	$185,156	$889,863	$1,036,687	$(260,345)	$776,342
B. Riley Warrants	443,188	119,787	562,975	607,513	(122,150)	485,363
Total	$1,147,895	$304,943	$1,452,838	$1,644,200	$(382,495)	$1,261,705

For the three months ended June 30, 2021 and 2020, the change in valuation of warrant derivative liabilities recognized as other income on the condensed consolidated statement of operations, was $360,093 and $243,276, respectively. For the six months ended June 30, 2021 and 2020, the change in valuation of warrant derivative liabilities recognized as other income (expense) on the condensed consolidated statement of operations, as described in the above table, was ($304,943) and $382,495, respectively.

Embedded Derivative Liabilities

For the three months ended June 30, 2020, the change in valuation of embedded derivative liabilities recognized as other income on the condensed consolidated statements of operations was $2,922,000. For the six months ended June 30, 2020, the change in valuation of embedded derivative liabilities recognized as other income on the condensed consolidated statements of operations was $4,543,000.

16. Fair Value Measurements

The Company’s financial instruments consist of Level 1, Level 2 and Level 3 assets as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company’s cash and cash equivalents of $9,033,872 and $8,852,281, respectively, were Level 1 assets and included savings deposits, overnight investments, and other liquid funds with financial institutions.

Financial instruments measured at fair value during the year consisted of the following as of December 31, 2020 and 2019:

	Year Ended December 31, 2020
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term debt:
12% Amended Senior Secured Notes	$52,556,401	$-	$52,556,401	$-
Warrant derivative liabilities:
Strome Warrants	$704,707	$-	$-	$704,707
B. Riley Warrants	443,188	-	-	443,188
Total warrant derivative liabilities	$1,147,895	$-	$-	$1,147,895

	Year Ended December 31, 2019
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term debt:
12% Amended Senior Secured Notes	$44,009,745	$-	$44,009,745	$-
Warrant derivative liabilities:
Strome Warrants	$1,036,687	$-	$-	$1,036,687
B. Riley Warrants	607,513	-	-	607,513
Total warrant derivative liabilities	$1,644,200	$-	$-	$1,644,200
Embedded derivative liabilities	$13,501,000	$-	$-	$13,501,000

The carrying value of the Company’s 12% Amended Senior Secured Notes (as defined below) approximates fair value based on current market interest rates for debt instruments of similar credit standing and, consequently, their fair values are based on Level 2 inputs.

The quantitative information utilized in the fair value calculation of the Level 3 liabilities are as follows:

The Company accounts for certain warrants and the embedded conversion features of the 12% Convertible Debentures (as described in Note 18) as derivative liabilities, which require the Company carry such amounts on its consolidated balance sheets as a liability at fair value, as adjusted at each reporting period-end.

The Company determined the fair value of the L2 Warrants, Strome Warrants and B. Riley Warrants (all as described in Note 21) utilizing the Black-Scholes valuation model as further described below. These warrants and the embedded conversion features are classified as Level 3 within the fair-value hierarchy. Inputs to the valuation model include the Company’s publicly-quoted stock price, the stock volatility, the risk-free interest rate, the remaining life of the warrants and debentures, the exercise price or conversion price, and the dividend rate. The Company uses the closing stock price of its common stock over an appropriate period of time to compute stock volatility. These assumptions are summarized as follows:

L2 Warrants – 2019 assumptions: Black-Scholes option-pricing; expected life: 3.75 years; risk-free interest rate: 1.56%; volatility factor: 130.46%; dividend rate: 0.0%; transaction date closing market price: $0.89; exercise price: $0.50.

Strome Warrants – 2020 assumptions: Black-Scholes option-pricing; expected life: 2.45; risk-free interest rate: 0.13%; volatility factor: 150.55%; dividend rate: 0.0%; transaction date closing market price: $0.60; exercise price: $0.50; and 2019 assumptions: Black-Scholes option-pricing; expected life: 3.45; risk-free interest rate: 1.62%; volatility factor: 144.56%; dividend rate: 0.0%; transaction date closing market price: $0.80; exercise price: $4.50.

B. Riley Warrants – 2020 assumptions: Black-Scholes option-pricing; expected life: 4.79 years; risk-free interest rate: 0.36%; volatility factor: 140.95%; dividend rate: 0.0%; transaction date closing market price: $0.60; exercise price: $1.00; and 2019 assumptions: Black-Scholes option-pricing; expected life: 5.80 years; risk-free interest rate: 1.76%; volatility factor: 127.63%; dividend rate: 0.0%; transaction date closing market price:$0.80; exercise price: $1.00.

The following table represents the carrying amount, valuation and roll-forward of activity for the Company’s warrants accounted for as a derivative liability and classified within Level 3 of the fair-value hierarchy as of and for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Carrying amount at beginning of year:
L2 Warrants	$-	$418,214
Strome Warrants	1,036,687	587,971
B. Riley Warrants	607,513	358,050
Subtotal carrying amount at beginning of year	1,644,200	1,364,235
Change in valuation of warrant derivative liabilities:
L2 Warrants	-	316,972
Strome Warrants	(331,980)	448,716
B. Riley Warrants	(164,325)	249,463
Subtotal change in valuation during the year	(496,305)	1,015,151
Exercise of warrants during the year:
L2 Warrants	-	735,186
Carrying amount at end of year:
Strome Warrants	704,707	1,036,687
B. Riley Warrants	443,188	607,513
Carrying amount at end of year	$1,147,895	$1,644,200

For the years ended December 31, 2020 and 2019, the change in valuation of warrant derivative liabilities recognized within other (expense) income on the consolidated statement of operations, as described in the above table of $496,305 and ($1,015,151), respectively. The L2 Warrants were fully exercised on a cashless basis during the year ended December 31, 2019, resulting in a $735,186 offset within additional paid-in capital on the consolidated statements of stockholders’ deficiency.

The following table represents the carrying amount, valuation and a roll-forward of activity for the conversion option features, buy-in features, and default remedy features, as deemed appropriate for each instrument (collectively the embedded derivative liabilities), for the 12% Convertible Debentures (refer to Note 18) accounted for as embedded derivative liabilities and classified within Level 3 of the fair-value hierarchy as of and for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Recognition of embedded derivative liabilities (conversion feature, buy-in feature, and default remedy feature):
Carrying amount at beginning of year	$13,501,000	$7,387,000
Issuance date of March 18, 2019	-	822,000
Issuance date of March 27, 2019	-	188,000
Issuance date of April 8, 2019	-	64,000
Change in fair value of embedded derivative liabilities	(2,571,004)	5,040,000
Fair value of embedded derivative liabilities recorded within additional paid-capital upon conversion of 12% convertible debentures	(10,929,996)	-
Carrying amount at end of year	$-	$13,501,000

For the year ended December 31, 2020, the change in valuation of embedded derivative liabilities as described in the above table of $2,571,004 was recognized as other income on the consolidated statements of operations. For the year ended December 31, 2019, the change in valuation of embedded derivative liabilities as described in the above table of $5,040,000 was recognized as other expense on the consolidated statements of operations.

In addition, the fair value requirement at each period-end for the Series G Preferred Stock embedded conversion feature was no longer required for the year ended December 31, 2019 since it is not considered a derivative liability, therefore, the carrying amount of $72,563 as of January 1, 2018 was recognized as other income of $72,563 during the year ended December 31, 2019 on the consolidated statements of operations.

As a result of the conversion of certain 12% Convertible Debentures into shares of the Company’s common stock, the Company recorded the fair value of the embedded derivative liabilities of the conversion option features, buy-in features, and default remedy features of $10,929,996 within additional paid-in capital on the consolidated statements of stockholders’ deficiency (as further described in Note 18).

There have been no transfers in Level 1, Level 2, and Level 3 and no changes in valuation techniques for these assets or liabilities for the years ended December 31, 2020 and 2019.